Noncontrolling Interest - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Percentage of exchange interest additional shares	3.20%	3.20%
Exxaro
Noncontrolling Interest [Line Items]
Retained ownership interest	26.00%	26.00%
Exxaro Sands
Noncontrolling Interest [Line Items]
Retained ownership interest	26.00%	26.00%